Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 250,901	$ 7,680,083	$ 6,740,816
Work in process	104,393	3,195,478	3,452,332
Raw materials	759,582	23,250,801	12,625,502
Supplies	61,816	1,892,194	894,196
Raw materials and supplies in transit	19,892	608,895	548,065
Inventories	$ 1,196,584	$ 36,627,451	$ 24,260,911